STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative) - USD ($)																														3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023	May 15, 2023	Apr. 19, 2023	Apr. 19, 2023	Apr. 18, 2023	Feb. 10, 2023	Jan. 04, 2023	Oct. 28, 2022	Aug. 01, 2022	Apr. 11, 2022	Apr. 02, 2022	Apr. 01, 2022	Feb. 18, 2022	Jan. 10, 2022	Jan. 10, 2022	Dec. 03, 2021	Nov. 20, 2021	Oct. 01, 2021	Aug. 02, 2021	Aug. 01, 2021	Jul. 01, 2021	Jun. 15, 2021	May 01, 2021	Apr. 22, 2021	Apr. 01, 2021	Feb. 02, 2021	Jan. 19, 2021	Jan. 15, 2021	Jan. 02, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued value		$ 40,000			$ 25,000	$ 50,000	$ 30,000																							$ 50,200					$ 45,840	$ 148,070
Common stock granted exercise price																																	$ 0.20	$ 0.25	$ 0.26
Share-Based Payment Arrangement, Noncash Expense																														5,110		$ 46,723	$ 18,710	$ 69,123	$ 178,382	582,862
Options exercisable, weighted-average remaining estimated life																																	7 months 28 days		11 months 26 days
Options exercisable, intrinsic value	$ 11,175																													$ 11,175			$ 11,175		$ 114,519
Stock option exercises																																	$ 0	$ 0	$ 0	0
Stock Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																												$ 765,408
Number of common stock awarded not issued																												3,189,200
Common stock granted exercise price																	$ 0.24											$ 0.24
Number of common stock, forfeited																	1,083,400
Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock, forfeited																																			144,000
Share based compensation																																			$ 228,407	557,422
Share-Based Payment Arrangement, Noncash Expense																																				$ 14,445
Number of shares available for grant																																			18,729,292
Medical Advisory Board [Member] | Stock Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																													$ 2,400
Number of common stock awarded not issued																													10,000
Common stock granted exercise price																													$ 0.24
Medical Advisory Board [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value												$ 1,730								$ 45	$ 10		$ 7,650		$ 1,700	$ 6,750
Number of common stock awarded not issued												10,000								45,000	10,000		45,000		10,000	45,000
Common stock granted exercise price												$ 0.173									$ 0.001				$ 0.17
Price per share																				$ 0.001			$ 0.19			$ 0.20
14 Board Manager & Medical Advisory Board Member & Consultant [Member] | Stock Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock awarded not issued																												227,800
Audit Committee [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																									$ 15,300
Number of common stock awarded not issued																									90,000
Common stock granted exercise price																									$ 0.17
Consultant [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																$ 95,000	$ 7,594					$ 450		$ 25,500
Number of common stock awarded not issued																322,580	3,597,529					450,000		150,000
Common stock granted exercise price																$ 0.2945	$ 0.0021					$ 0.001		$ 0.17
Board Member [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																		$ 170			$ 90
Number of common stock awarded not issued																		170,000			90,000
Common stock granted exercise price																		$ 0.001			$ 0.001
Investment Banker [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																			$ 699
Number of common stock awarded not issued																			699,000
Common stock granted exercise price																			$ 0.001
Four Board [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value								$ 33,292	$ 26,240			$ 12,110			$ 6,400
Number of common stock awarded not issued								82,000	82,000			70,000			40,000
Common stock granted exercise price								$ 0.406	$ 0.32			$ 0.173			$ 0.16
Two Consultant [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value													$ 16,000
Number of common stock awarded not issued													100,000
Common stock granted exercise price													$ 0.16
Three Consultant [Member] | Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value										$ 43,250
Number of common stock awarded not issued										250,000
Common stock granted exercise price										$ 0.173
Four Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock awarded not issued																															30,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding number of shares	428,000																													428,000		620,000	428,000	620,000	524,000	668,000	533,000
Number of stock granted, value																	$ 260,016
Number of common stock awarded not issued																																				135,000
Number of common stock, forfeited																																	96,000	48,000	144,000
Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards stock appreciation rights percentage																												15.00%
Options outstanding number of shares																																			668,000
Number of stock granted, value			$ 1,790
Number of common stock awarded not issued			4,000																														0	0
Common stock granted exercise price			$ 0.45
Number of common stock, forfeited																																	96,000	48,000
Share based compensation																																	$ 18,710	$ 69,123
Number of shares available for grant	19,832,071																													19,832,071			19,832,071
Number of shares authorized under plan	700,000																													700,000			700,000
Stock Plan 2021 [Member] | Medical Advisory Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value			$ 50,200
Common stock granted exercise price			$ 0.46
Share based compensation arrangement by share based payment award options grants in period gross				110,000
Stock Plan 2021 [Member] | Four Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value											$ 12,110			$ 6,400
Number of common stock awarded not issued											70,000			40,000
Common stock granted exercise price											$ 0.173			$ 0.16
Stock Plan 2021 [Member] | Two Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value													$ 16,000
Number of common stock awarded not issued													100,000
Common stock granted exercise price													$ 0.16
Stock Plan 2021 [Member] | Medical Advisory Board Member [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value											$ 1,730
Number of common stock awarded not issued											10,000
Common stock granted exercise price											$ 0.173
Stock Plan 2021 [Member] | Three Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value										$ 43,250
Number of common stock awarded not issued										250,000
Common stock granted exercise price										$ 0.173
Stock Plan 2021 [Member] | Three Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value	$ 5,700
Number of common stock awarded not issued	30,000
Common stock granted exercise price	$ 0.19
Stock Plan 2021 [Member] | Scientific Advisory Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value	$ 380
Number of common stock awarded not issued	2,000
Common stock granted exercise price	$ 0.19
Stock Plan 2021 [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																												$ 43,919							$ 367,400
Shares issued at the time of award, shares																																			1,669,000
Stock Plan 2021 [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan	90,000																													90,000			90,000
Stock Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding number of shares																																				533,000
Stock Plan 2010 [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock granted, value																																				$ 275,603
Shares issued at the time of award, shares																																				11,002,000
Stock issued value																																				$ 1,075,358
Two Thousand Ten Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards stock appreciation rights percentage																											15.00%